INVENTORIES - Summary of balances (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2021	Dec. 31, 2020
INVENTORIES
Work in process	R$ 95,674	R$ 81,465
Raw materials	1,373,217	1,450,507
Spare parts and other	583,148	508,444
Inventories	4,404,865	4,009,335
Pulp | Domestic (Brazil)
INVENTORIES
Finished goods	659,142	553,229
Pulp | Foreign
INVENTORIES
Finished goods	1,227,823	1,102,994
Paper | Domestic (Brazil)
INVENTORIES
Finished goods	369,397	225,058
Paper | Foreign
INVENTORIES
Finished goods	R$ 96,464	R$ 87,638